Other assets-Other / Other liabilities - Schedule of changes in goodwill within Other assets-Other (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019		Mar. 31, 2018	Mar. 31, 2017
Goodwill [Line Items]
Impairment loss on goodwill	¥ 81,372	[1]
Goodwill	474		78,523	80,407
Wholesale Segment [Member]
Goodwill [Line Items]
Impairment loss on goodwill	81,372	[1]
Goodwill			¥ 78,050	¥ 79,936

[1]	For the year ended March 31,2019, Nomura recognized impairment losses on goodwill of \81,372 million within the Wholesale segment. Nomura performed an impairment test based on recent Wholesale performance and changes in the operating environment, and impaired goodwill within the Wholesale segment. As a result, the balance of goodwill within the Wholesale segment as of March 31,2019 was \nil. These impairment losses were recorded within Non-interest expense-Other in the consolidated statements of income. The fair values were determined based on a DCF method.